Interest rate risk management from non-trading positions (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016
Banking
Interest rate risk management from non-trading positions [Line Items]
Value at risk	[1]	₩ 293,355	₩ 231,133
Earning at risk	[2]	131,135	58,091
Credit card
Interest rate risk management from non-trading positions [Line Items]
Value at risk	[1]	147,932	89,348
Earning at risk	[2]	32,081	11,905
Securities
Interest rate risk management from non-trading positions [Line Items]
Value at risk	[1]	44,505	27,822
Earning at risk	[2]	108,866	104,423
Life insurance
Interest rate risk management from non-trading positions [Line Items]
Value at risk	[1]	319,689	287,912
Earning at risk	[2]	₩ 70,434	₩ 58,062

[1]	The interest rate VaR represents the maximum anticipated loss in a net asset value in one year under confidence level of 99.9% and is measured by the internal model with one year look-back period.
[2]	The interest rate EaR was calculated by the Financial Supervisory Service regulations based on the “middle of time band of interest rate changes” and standard interest rate shocks by 200 basis points for each time bucket as recommended under the Basel Accord.